Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash inflow	£ (1,553)	£ (1,443)	£ (1,269)
Associates and joint ventures 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	3
Net deferred consideration received	0
Cash and cash equivalents divested	0
Cash inflow	3
Associates and joint ventures 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		198
Transaction costs paid		(2)
Cash inflow		196
Business combinations [member] | 2018 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	2
Net deferred consideration received	24
Cash and cash equivalents divested	0
Cash inflow	26
Business combinations [member] | 2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		256
Net deferred consideration received		39
Cash and cash equivalents divested		(6)
Transaction costs paid		(7)
Cash inflow		282
Associates and JV investments [member] | 2018 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration	(10)
Net deferred consideration received	0
Cash and cash equivalents divested	0
Cash inflow	£ (10)
Associates and JV investments [member] | 2017 investments [member]
Disclosure of detailed information about business combination [line items]
Cash consideration		(15)
Cash inflow		£ (15)